Key Management Personnel Compensation and Related Party Disclosure	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Key Management Personnel compensation and related party disclosure [Abstract]
Key Management Personnel compensation and related party disclosure

21. Key Management Personnel compensation and related party disclosure

The Key Management Personnel of Incannex Healthcare Limited during the year were:

Troy Valentine

Peter Widdows

Joel Latham

George Anastassov

Robert Clark (appointed 17 August 2022)

Key management personnel compensation

	2023	2022
	$	$
Short-term employee benefits	2,296,996	1,333,992
Post-employment benefits	66,757	47,547
Share based payments	2,715,156	1,028,634
Total KMP compensation	5,078,909	2,410,173

Transactions with related entities

Transactions between related parties are on commercial terms and conditions, no more favourable than those available to other parties unless otherwise stated.

During the year, nil (2022: $407,824) fees were paid to Alignment Capital Pty Ltd (“Alignment”), an entity in which Mr Valentine is a director. Alignment was previously engaged by the Company to manage the exercise of IHLOB options program.

During the year, $247,122 (2022: Nil) fees were paid to Cannvalate Pty Ltd (“Cannvalate”), an entity in which Dr Agarwal (KMP in the prior period) is a director. The Company previously entered into a distribution agreement with Cannvalate Pty Ltd whereby the Company had the right to distribute cannabinoid oil products in Australia through Cannvalate’s network.

During the year, Mr Valentine was paid $254,000 (2022: $240,000) for consulting fees invoiced to the Company, outside of his directors’ fees. Mr Widdows was also paid $160,000 (2022: Nil) for consulting fees invoiced to the Company, outside of his directors’ fees.

18. Key Management Personnel compensation and related party disclosure

The Key Management Personnel of Incannex Healthcare Limited during the year were:

Troy Valentine

Peter Widdows

Joel Latham

Sud Agarwal (resigned 28 June 2022)

George Anastassov (appointed 28 June 2022)

Key management personnel compensation

	2022	2021
	$	$
Short-term employee benefits	1,333,992	761,231
Post-employment benefits	47,547	38,877
Share based payments	1,028,634	672,699
Total KMP compensation	2,410,173	1,472,807

Transactions with related entities

Transactions between related parties are on commercial terms and conditions, no more favourable than those available to other parties unless otherwise stated.

During the year, $407,824 (2021: $97,976) in fees were paid to Alignment Capital Pty Ltd (“Alignment”), an entity in which Mr Valentine is a director. Alignment was engaged by the Company to manage the exercise of IHLOB options program.